Investments in subsidiaries	12 Months Ended
Sep. 30, 2022
Business Combinations [Abstract]
Investments in subsidiaries
26.    Investments in subsidiaries
a)     Business acquisitions realized in current fiscal year
The Company made the following acquisitions during the year ended September 30, 2022:
–On October 1, 2021, the Company acquired all of the outstanding shares of Array Holding Company, Inc. (Array), for a purchase price of $60,337,000. Based in the United States, Array is a digital services provider that optimizes mission performance for the U.S. Department of Defense and other government organizations and is headquartered in Greenbelt, Maryland.
–On October 28, 2021, the Company acquired all of the outstanding shares of Cognicase Management Consulting (CMC), for a purchase price of $90,900,000. Based in Spain, CMC is a provider of technology and management consulting services and solutions, headquartered in Madrid.
–On February 28, 2022, the Company acquired all of the outstanding shares of Unico Computer Systems Pty Ltd (Unico), for a purchase price of $39,814,000. Based in Australia, Unico is a technology consultancy and systems integrator, headquartered in Melbourne.
–On May 25, 2022, the Company acquired all of the outstanding shares of Harwell Management (Harwell), for a purchase price of $47,309,000. Based in France, Harwell is a management consulting firm specializing in the financial services industry, headquartered in Paris.
–On May 31, 2022, the Company acquired control of Umanis SA (Umanis) through the acquisition of 72.4% of its outstanding shares (excluding treasury shares), for a purchase price of $303,896,000, and filed with the French financial markets authority (Autorité des Marchés Financiers) the draft mandatory tender offer to purchase all remaining outstanding shares.

By July 18, 2022, the Company acquired an aggregate total interest of more than 90.0% of the outstanding shares (excluding treasury shares) and launched a statutory squeeze-out process through which the remaining shares were acquired on July 29, 2022, for a total cash consideration of $116,362,000. Based in France, Umanis is a digital company specializing in data, digital and business solutions, headquartered in Paris.

These acquisitions were made to further expand CGI’s footprint in their respective regions and to complement CGI's proximity model.
26.    Investments in subsidiaries (continued)
a)     Business acquisitions realized in current fiscal year (continued)
The following table presents the fair value of assets acquired and liabilities assumed for all acquisitions based on the acquisition-date fair values of the identifiable tangible and intangible assets acquired and liabilities assumed:

	CMC	Umanis	Others	Total
	$	$	$	$
Current assets	46,900	106,102	18,267	171,269
PP&E (Note 6)	1,556	5,179	1,429	8,164
Right-of-use assets (Note 7)	3,353	12,855	5,906	22,114
Contract costs	979	—	—	979
Intangible assets[1] (Note 9)	20,657	62,337	27,653	110,647
Other long-term assets	2,336	16,362	—	18,698
Goodwill[2] (Note 12)	93,638	391,026	146,184	630,848
Current liabilities	(41,055)	(96,141)	(26,904)	(164,100)
Long-term debt	(37,937)	(77,973)	(46,730)	(162,640)
Lease liabilities	(3,920)	(12,919)	(6,342)	(23,181)
Deferred tax liabilities	(2,706)	(12,688)	(560)	(15,954)
Retirement benefits obligations (Note 17)	—	(9,743)	(449)	(10,192)
	83,801	384,397	118,454	586,652
Cash acquired	7,099	35,861	29,006	71,966
Net assets acquired	90,900	420,258	147,460	658,618

Consideration paid	79,291	420,258	139,643	639,192
Consideration payable	11,609	—	7,817	19,426
[1] Intangible assets are mainly composed of client relationships.
[2] The goodwill arising from the acquisitions mainly represents the future economic value associated to acquired work force and synergies with the Company’s operations. The goodwill is not deductible for tax purposes.

During the year ended September 30, 2022, the Company finalized the fair value of assets acquired and liabilities assumed for Array and CMC.
The fair value of all assets acquired and liabilities assumed for Unico, Harwell and Umanis are preliminary and are expected to be completed as soon as management will have gathered all the information available and considered necessary in order to finalize this allocation.
The following pro-forma figures are estimated based on the historical financial performance of the acquired businesses prior to the business combinations and do not include any financial synergies and adjustments to the fair value of assets acquired and liabilities assumed.
For the year ended September 30, 2022, on a pro-forma basis, the above acquisitions would have contributed approximately $600,000,000 of revenues and $43,000,000 of earnings before income taxes to the financial results of the Company had the acquisition dates been October 1, 2021.
Since their respective date of acquisition, on a pro-forma basis, the Umanis and CMC acquisitions generated approximately $113,000,000 and $112,000,000, respectively, in revenues and contributed approximately $9,000,000 and $5,000,000, respectively, to the earnings before income taxes to the financial results of the Company.
26.    Investments in subsidiaries (continued)
b)     Business acquisitions realized in the prior fiscal year
The Company made the following acquisitions during the year ended September 30, 2021:
–On December 31, 2020, the Company acquired the assets of Harris, Mackessy & Brennan, Inc.’s Professional Services Division (HMB), for a purchase price of $30,340,000. Based in the United States, the division focused on high-end technology consulting and services for commercial and government clients and is headquartered in Columbus, Ohio.
–On May 3, 2021, the Company acquired all of the outstanding shares of Sense Corp, for a purchase price of $81,173,000. Based in the United States, the professional services firm focused on digital systems integration and consulting for state and local government and commercial clients and is headquartered in Saint-Louis, Missouri.
These acquisitions were made to further expand CGI's footprint in the region and to complement CGI's proximity model.
The following table presents the fair value of assets acquired and liabilities assumed for all acquisitions based on the acquisition-date fair values of the identifiable tangible and intangible assets acquired and liabilities assumed:

2021
$
Current assets	17,746
PP&E (Note 6)	1,869
Right-of-use assets (Note 7)	4,982
Intangible assets (Note 9)	22,107
Deferred tax assets	749
Goodwill[1]	75,697
Current liabilities	(11,859)
Lease liabilities	(5,733)
105,558
Cash acquired	5,955
Net assets acquired	111,513

Consideration paid	104,148
Consideration payable	7,365
[1] The goodwill arising from the acquisitions mainly represents the future economic value associated to acquired work force and synergies with the Company’s operations. As at September 30, 2021, $75,697,000 of the goodwill is included in the U.S. Commercial and State Government operating segment. An amount of goodwill of $23,985,000 is deductible for tax purposes.

In addition, during the year ended September 30, 2022, the Company paid $4,700,000 related to acquisitions realized in prior fiscal years.
26.    Investments in subsidiaries (continued)
c)     Acquisition-related and integration costs
During the year ended September 30, 2022, the Company expensed $27,654,000, for acquisition-related and integration costs. This amount includes acquisition-related costs of $3,094,000, and integration costs of $24,560,000. The acquisition-related costs consist mainly of professional fees incurred for the acquisitions. The integration costs include terminations of employment of $10,948,000, accounted for in restructuring provisions (note 13), and other integration costs of $13,612,000, mainly related to lease of vacated premises.
During the year ended September 30, 2021, the Company expensed $7,371,000, for acquisition-related and integration costs. This amount included acquisition-related costs of $293,000, and integration costs of $7,078,000. The acquisition-related costs consisted mainly of professional fees incurred for the acquisitions. The integration costs included terminations of employment of $1,008,000, accounted for in restructuring provisions, and other integration costs of $6,070,000.
d)     Disposal
There was no significant disposal during the years ended September 30, 2022 and 2021.